UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [  ];   Amendment Number:
     This Amendment (Check only one.)	[  ] is a restatement.
				     	[  ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:    Peconic Partners LLC
Address: 506 Montauk Highway
	 PO Box 3002
	 East Quogue, NY 11942


Form 13F File Number:   28-06618

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Wook Lee
Title: Chief Operating Officer
Phone: (212) 904-0445

Signature, Place, and Date of Signing:

	/s/ Wook Lee	 	New York, NY		02/17/2009
	[Signature]		[City, State]		[Date]


Report type (Check only one.):

[X]	13F HOLDINGS REPORT.

[  ]	13F NOTICE.

[  ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: NONE


Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:  		0

List of 13(f) Securities used for this report: 	Fourth quarter 2008

Form 13F Information Table Entry Total:  	65

Form 13F Information Table Value Total:  	$459,575
					 	(thousands)

List of Other Included Managers: 		NONE

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

							FORM 13F INFORMATION TABLE


Column 			Column 			Column 		Column 			Column 			Column	Column	Column
1			2			3		4			5			6	7	8
-------------------	---------------		---------	-------		----------------------------	------	------	--------------
NAME			TITLE							SHS
OF			OF					VALUE		OR PRN		SH/	PUT/	INVST	OTR	VTNG 	AUTHRTY
ISSUER			CLS			CUSIP		x$1000		AMT		PRN	CALL	DSCRTN	MGRS	SOLE 	SHRD NONE
-------------------	---------------		---------	-------		------		----	----	------	------	---- 	---- ----
ADA-ES INC		COM			005208103	86		27,810		SH 		SOLE	NONE	27,810
AK STEEL HOLDINGS CORP.	COM			001547108	2,720		291,800		SH 		SOLE	NONE	291,800
AMR CORP.		COM			001765106	7,263		680,650		SH 		SOLE	NONE	680,650
AGRIUM INC.		COM			008916108	19,922		583,700		SH 		SOLE	NONE	583,700
ALPHA NATURAL RESOURCES COM			02076X102	24,737		1,527,925	SH 		SOLE	NONE	1,527,925
AMERICAN TOWER CORP	CL A			029912201	14,150		482,600		SH 		SOLE	NONE	482,600
APOLLO GROUP INC.	CL A			037604105	3,731		48,700		SH 		SOLE	NONE	48,700
ARCELORMITTAL SA LUXE	NY REGISTRY SH		03938l104	7,175		291,800		SH 		SOLE	NONE	291,800
BPZ RESOURCES		COM			055639108	6,719		1,049,867	SH 		SOLE	NONE	1,049,867
BALLY TECHNOLOGIES INC	COM			05874B107	2,321		96,600		SH 		SOLE	NONE	96,600
BUCYRUS INTERNATIONAL 	COM			118759109	1,985		107,200		SH 		SOLE	NONE	107,200
CF INDS HLDGS INC.	COM			125269100	4,744		96,500		SH 		SOLE	NONE	96,500
CV THERAPEUTICS INC.	COM			126667104	276		30,000		SH 		SOLE	NONE	30,000
CALPINE CORPORATION	COM NEW			131347304	218		30,000		SH 		SOLE	NONE	30,000
CELGENE CORP		COM			151020104	2,322		42,000		SH 		SOLE	NONE	42,000
CEPHALON INC.		COM			156708109	12,388		160,800		SH 		SOLE	NONE	160,800
CIA VALE DO RIO DOCE	SPONSORED ADR		204412209	17,632		1,456,000	SH 		SOLE	NONE	1,456,000
COMPANHA SIDERURGCA NAC	SPONSORED ADR		20440w105	4,409		344,200		SH 		SOLE	NONE	344,200
CONSOL ENERGY INC.	COM			20854P109	2,781		97,300		SH 		SOLE	NONE	97,300
CONTINENTAL AIRLINES 	CL B			210795308	22,344		1,237,200	SH 		SOLE	NONE	1,237,200
CROWN CASTLE INTL CORP	COM			228227104	3,516		200,000		SH 		SOLE	NONE	200,000
DEVRY INC DEL		COM			251893103	5,586		97,300		SH 		SOLE	NONE	97,300
DELTA AIRLINES INC. DEL	COM NEW			247361702	17,994		1,570,174	SH 		SOLE	NONE	1,570,174
E M C CORP MASS		COM			268648102	2,437		232,800		SH 		SOLE	NONE	232,800
ENTERPRISE PRDCTS PTNRS	COM			293792107	726		35,000		SH 		SOLE	NONE	35,000
EQUINIX INC.		COM NEW			29444u502	2,106		39,600		SH 		SOLE	NONE	39,600
FINISAR			COM			31787a101	2,112		5,558,950	SH 		SOLE	NONE	5,558,950
FLOTEK INDS INC DEL	COM			343389102	391		155,000		SH 		SOLE	NONE	155,000
INGERSOLL-RAND CO LTD.	CL A			G4776G101	1,683		97,000		SH 		SOLE	NONE	97,000
INTEL CORP		COM			458140100	2,850		194,400		SH 		SOLE	NONE	194,400
INTL GAME TECNO		COM			459902102	2,894		243,400		SH 		SOLE	NONE	243,400
JUNIPER NETWORKS INC.	COM			48203R104	2,565		146,500		SH 		SOLE	NONE	146,500
MARKET VECTRS STEEL ETF MV STEEL INDEX		57060u308	626		21,300		SH 		SOLE	NONE	21,300
MASTERCARD INC.		CL A			57636q104	13,864		97,000		SH 		SOLE	NONE	97,000
MEDCO HEALTH SOLUTIONS	COM			58405U102	4,078		97,300		SH 		SOLE	NONE	97,300
MONSANTO CO NEW		COM			61166W101	15,034		213,700		SH 		SOLE	NONE	213,700
MOSAIC CO		COM			61945A107	25,832		746,600		SH 		SOLE	NONE	746,600
NATURAL RESOURCE PTNRS 	COM UNIT L P		63900p103	354		20,300		SH 		SOLE	NONE	20,300
NETAPP INC		COM			64110d104 	2,624		187,800		SH 		SOLE	NONE	187,800
NOKIA CORP		SPONSORED ADR		654902204	3,034		194,500		SH 		SOLE	NONE	194,500
NUANCE COMMUNICATIONS	COM			67020Y100	6,537		631,000		SH 		SOLE	NONE	631,000
NUCOR CORP		COM			670346105	11,217		242,800		SH 		SOLE	NONE	242,800
PENN VA RESOURCES PTNRS COM			707884102	114		10,000		SH 		SOLE	NONE	10,000
PETROLEO BRASILEIRO SA 	SPONSORED ADR		71654v408	14,579		595,300		SH 		SOLE	NONE	595,300
POTASH CORP SASK INC	COM			73755L107	26,376		360,235		SH 		SOLE	NONE	360,235
QUALCOMM INC		COM			747525103	7,492		209,100		SH 		SOLE	NONE	209,100
QUANTA SERVICES INC	COM			74762E102	7,439		375,700		SH 		SOLE	NONE	375,700
SBA COMMUNICATIONS CORP	COM			78388j106	6,172		378,205		SH 		SOLE	NONE	378,205
SPDR SERIES TRUST	S&P METALS MNG		78464A755	633		22,800		SH 		SOLE	NONE	22,800
SHERWIN WILLIAMS CO	COM			824348106	10,875		182,000		SH 		SOLE	NONE	182,000
SUNPOWER CORP		COM CL A		867652109	6,327		171,000		SH 		SOLE	NONE	171,000
SUNOCO INC		COM			86764P109	4,346		100,000		SH 		SOLE	NONE	100,000
SYMANTEC CORP		COM			871503108	5,258		388,900		SH 		SOLE	NONE	388,900
TESCO CORP		COM			88157k101	255		35,666		SH 		SOLE	NONE	35,666
TEVA PHARMACEUTICL INDS	ADR 			881624209	12,098		284,200		SH 		SOLE	NONE	284,200
US CELLULAR CORP	COM			911684108	432		10,000		SH 		SOLE	NONE	10,000
US STEEL GROUP CORP NEW	COM			912909108	25,277		679,500		SH 		SOLE	NONE	679,500
PROSHARES TR		PSHS ULT S&P 500	74347R107	1,314		50,000		SH 		SOLE	NONE	50,000
VALERO ENERGY CORP NEW	COM			91913Y100	13,767		636,200		SH 		SOLE	NONE	636,200
VERISIGN INC.		COM			92343E102	2,788		146,100		SH 		SOLE	NONE	146,100
WMS INDS INC.		COM			929297109	2,243		83,400		SH 		SOLE	NONE	83,400
WAL-MART STORES INC.	COM			931142103	16,347		291,600		SH 		SOLE	NONE	291,600
WHIRLPOOL CORP		COM			963320106	1,253		30,300		SH 		SOLE	NONE	30,300
XILINX INC.		COM			983919101	5,241		294,100		SH 		SOLE	NONE	294,100
ZEBRA TECHNOLOGIES CORP	CL A			989207105	2,964		146,300		SH 		SOLE	NONE	146,300
